LOANS AND ALLOWANCE FOR LOAN LOSSES - Summary of Credit Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 1,359,544	$ 1,243,925	$ 1,067,377
Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,329,802	1,217,152
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	23,213	11,885
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,529	14,752
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	136
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	197,508	223,712	181,716
Commercial and industrial | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	196,890	218,690
Commercial and industrial | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	348	4,299
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	270	706
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	17
Construction and development
Financing Receivable, Recorded Investment [Line Items]
Total loans	196,774	129,631	122,904
Construction and development | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	196,515	127,802
Construction and development | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	259	4
Construction and development | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	1,825
Construction and development | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	418,137	368,077	301,910
Commercial real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	412,488	360,591
Commercial real estate | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,135	2,021
Commercial real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,514	5,465
Commercial real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Farmland
Financing Receivable, Recorded Investment [Line Items]
Total loans	59,023	62,366	47,668
Farmland | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	58,623	61,717
Farmland | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	226	248
Farmland | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	174	401
Farmland | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
1-4 family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	374,371	361,665	312,306
1-4 family residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	373,154	352,196
1-4 family residential | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	442	4,311
1-4 family residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	775	5,121
1-4 family residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	37
Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	36,574	26,079	30,395
Multi-family residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,073	25,871
Multi-family residential | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	20,284	0
Multi-family residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	217	208
Multi-family residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Consumer and Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	51,561	53,494
Consumer and Overdrafts | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	51,409	52,320
Consumer and Overdrafts | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	65	524
Consumer and Overdrafts | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	87	568
Consumer and Overdrafts | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	82
Agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	25,596	18,901	$ 19,524
Agricultural | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	24,650	17,965
Agricultural | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	454	478
Agricultural | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	492	458
Agricultural | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 0	$ 0